Summary of Number of Shares of Common Stock Issued Immediately Following Consummation of Business Combination (Details) - Big Cypress Acquisition Corp [Member]	Dec. 31, 2021 shares
Common stock, reedeemable and outstanding prior to Business Combination	11,500,000
Less: redemption of BCYP shares	(8,030,289)
Common stock of BCYP	3,469,711
BCYP Founder and private shares	3,292,200
Shares issued for services	247,525
Total BCYP shares	7,009,436
SAB Biotherapeutics, Inc and subsidiaries shareholders	36,465,343
Total shares of common stock immediately after Business Combination	43,474,779